Tax matters - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Opening balance	$ (27,781)	$ (14,506)
Prior Year Change	(571)
Recognised in P&L	10,525	20,928
Impairment of deferred tax assets		(37,660)
Reclassifications	(451)	580
Exchange Differences	143	2,878
Closing balance	(18,135)	(27,781)
Intangible assets
Deferred tax assets and liabilities
Opening balance	(458)	(414)
Prior Year Change	21
Recognised in P&L	(34)	(44)
Exchange Differences	20
Closing balance	(451)	(458)
Biological assets.
Deferred tax assets and liabilities
Opening balance	(1)	(1)
Recognised in P&L	1
Closing balance		(1)
Other Provision
Deferred tax assets and liabilities
Opening balance	14,235	15,928
Prior Year Change	(7)
Recognised in P&L	8,503	2,757
Impairment of deferred tax assets		(3,357)
Reclassifications	(986)	(1,655)
Exchange Differences	(73)	562
Closing balance	21,673	14,235
Property, plant & equipment
Deferred tax assets and liabilities
Opening balance	(48,263)	(64,697)
Prior Year Change	(585)
Recognised in P&L	(7,481)	16,094
Impairment of deferred tax assets		(219)
Reclassifications	3,238	434
Exchange Differences	860	125
Closing balance	(52,231)	(48,263)
Inventories.
Deferred tax assets and liabilities
Opening balance	64	(2,542)
Recognised in P&L	(64)	639
Reclassifications		1,993
Exchange Differences		(26)
Closing balance		64
Tax losses
Deferred tax assets and liabilities
Opening balance	9,525	41,728
Recognised in P&L	1,491	(1,073)
Impairment of deferred tax assets		(33,162)
Reclassifications	(3,959)	(154)
Exchange Differences	(704)	2,187
Closing balance	6,353	9,525
Incentives and credits
Deferred tax assets and liabilities
Opening balance	1,426	2,139
Recognised in P&L	7,906
Impairment of deferred tax assets		(921)
Reclassifications		169
Exchange Differences	1	40
Closing balance	9,333	1,426
Partnership Interest
Deferred tax assets and liabilities
Opening balance	(8,983)	(9,890)
Recognised in P&L	469	1,647
Reclassifications		(740)
Closing balance	(8,514)	(8,983)
Other
Deferred tax assets and liabilities
Opening balance	4,674	3,243
Recognised in P&L	(266)	909
Reclassifications	1,256	533
Exchange Differences	39	(10)
Closing balance	$ 5,703	$ 4,674